Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Growth & Income Portfolio
September 30, 2022
VIPGI-NPRT3-1122
1.808773.118
Common Stocks - 95.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	123,100	3,797,215
Elisa Corp. (A Shares)	29,400	1,332,086
Verizon Communications, Inc.	185,480	7,042,676
		12,171,977
Entertainment - 1.6%
Activision Blizzard, Inc.	43,000	3,196,620
Nintendo Co. Ltd. ADR	65,500	3,338,535
The Walt Disney Co. (b)	114,700	10,819,651
Universal Music Group NV	442,600	8,289,920
Warner Music Group Corp. Class A	104,300	2,420,803
		28,065,529
Media - 2.4%
Comcast Corp. Class A	1,037,262	30,422,894
Interpublic Group of Companies, Inc.	407,700	10,437,120
		40,860,014
TOTAL COMMUNICATION SERVICES		81,097,520
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.3%
BorgWarner, Inc.	187,980	5,902,572
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs, Inc.	27,800	5,119,370
Marriott International, Inc. Class A	28,800	4,036,032
Starbucks Corp.	36,200	3,050,212
		12,205,614
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	31,400	2,011,170
Whirlpool Corp. (c)	8,700	1,172,847
		3,184,017
Multiline Retail - 0.2%
Target Corp.	17,600	2,611,664
Specialty Retail - 1.3%
Lowe's Companies, Inc.	113,317	21,282,066
TJX Companies, Inc.	6,200	385,144
Williams-Sonoma, Inc.	2,900	341,765
		22,008,975
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	12,100	1,005,752
Puma AG	25,802	1,193,604
Tapestry, Inc.	900	25,587
		2,224,943
TOTAL CONSUMER DISCRETIONARY		48,137,785
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Diageo PLC sponsored ADR (c)	54,500	9,254,645
Keurig Dr. Pepper, Inc.	246,200	8,818,884
Pernod Ricard SA	16,000	2,935,266
Remy Cointreau SA	9,368	1,554,605
The Coca-Cola Co.	352,453	19,744,417
		42,307,817
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,500	462,964
Sysco Corp.	180,200	12,741,942
Walmart, Inc.	65,400	8,482,380
		21,687,286
Food Products - 0.3%
Lamb Weston Holdings, Inc.	65,400	5,060,652
Household Products - 0.2%
Colgate-Palmolive Co.	16,100	1,131,025
Kimberly-Clark Corp.	3,200	360,128
Spectrum Brands Holdings, Inc.	39,800	1,553,394
		3,044,547
Personal Products - 0.2%
Haleon PLC ADR (b)	631,294	3,844,580
Tobacco - 1.8%
Altria Group, Inc.	530,185	21,408,870
Swedish Match Co. AB	1,012,300	10,013,401
		31,422,271
TOTAL CONSUMER STAPLES		107,367,153
ENERGY - 12.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	15,100	316,496
Oil, Gas & Consumable Fuels - 12.8%
Canadian Natural Resources Ltd. (c)	130,700	6,083,911
Cenovus Energy, Inc. (Canada)	1,345,904	20,675,486
Energy Transfer LP	66,800	736,804
Enterprise Products Partners LP	41,600	989,248
Exxon Mobil Corp.	1,462,400	127,682,147
Hess Corp. (d)	304,400	33,176,556
Imperial Oil Ltd.	208,200	9,014,690
Kosmos Energy Ltd. (b)	1,007,028	5,206,335
Phillips 66 Co.	35,400	2,857,488
Tourmaline Oil Corp.	224,700	11,677,861
		218,100,526
TOTAL ENERGY		218,417,022
FINANCIALS - 16.7%
Banks - 12.1%
Bank of America Corp. (d)	1,602,412	48,392,842
JPMorgan Chase & Co.	137,732	14,392,994
M&T Bank Corp.	29,900	5,271,968
PNC Financial Services Group, Inc.	125,372	18,733,084
Truist Financial Corp.	352,304	15,339,316
U.S. Bancorp	263,198	10,612,143
Wells Fargo & Co.	2,371,279	95,372,841
		208,115,188
Capital Markets - 3.1%
Ashmore Group PLC	314,500	686,747
Brookfield Asset Management, Inc. Class A (b)	75,345	3,080,857
Intercontinental Exchange, Inc.	3,200	289,120
KKR & Co. LP	130,593	5,615,499
Morgan Stanley	86,583	6,840,923
Northern Trust Corp.	199,845	17,098,738
Raymond James Financial, Inc.	96,550	9,541,071
S&P Global, Inc.	300	91,605
State Street Corp.	155,179	9,436,435
		52,680,995
Consumer Finance - 0.2%
Discover Financial Services	32,200	2,927,624
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,290,765
Brookfield Asset Management Reinsurance Partners Ltd.	548	22,413
Chubb Ltd.	28,600	5,201,768
Marsh & McLennan Companies, Inc.	40,542	6,052,515
Old Republic International Corp.	55,000	1,151,150
The Travelers Companies, Inc.	18,800	2,880,160
		16,598,771
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	61,500	2,144,505
Radian Group, Inc.	170,450	3,287,981
		5,432,486
TOTAL FINANCIALS		285,755,064
HEALTH CARE - 13.8%
Biotechnology - 0.0%
Intercept Pharmaceuticals, Inc. (b)	15,627	217,997
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	8,300	803,108
Becton, Dickinson & Co.	25,576	5,699,100
Boston Scientific Corp. (b)	319,400	12,370,362
GN Store Nord A/S	12,500	218,955
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	215,327	3,313,883
Sonova Holding AG	6,040	1,329,168
		23,734,576
Health Care Providers & Services - 6.6%
Cardinal Health, Inc. (d)	190,700	12,715,876
Cigna Corp.	90,190	25,025,019
CVS Health Corp.	196,864	18,774,920
Humana, Inc.	9,300	4,512,267
McKesson Corp.	67,688	23,005,121
UnitedHealth Group, Inc.	59,500	30,049,880
		114,083,083
Life Sciences Tools & Services - 0.4%
Danaher Corp.	24,300	6,276,447
Pharmaceuticals - 5.4%
Bayer AG	140,833	6,488,816
Bristol-Myers Squibb Co. (d)	499,100	35,481,019
Eli Lilly & Co.	21,000	6,790,350
GSK PLC sponsored ADR	404,235	11,896,636
Johnson & Johnson	154,459	25,232,422
Perrigo Co. PLC	9,800	349,468
Sanofi SA sponsored ADR	51,200	1,946,624
UCB SA	62,300	4,323,487
Viatris, Inc.	22,500	191,700
		92,700,522
TOTAL HEALTH CARE		237,012,625
INDUSTRIALS - 14.9%
Aerospace & Defense - 2.8%
Airbus Group NV	91,000	7,844,234
General Dynamics Corp.	34,700	7,362,299
Huntington Ingalls Industries, Inc.	25,800	5,714,700
MTU Aero Engines AG	13,000	1,942,910
Raytheon Technologies Corp.	46,587	3,813,612
Safran SA	30,200	2,747,891
The Boeing Co. (b)	152,710	18,490,127
		47,915,773
Air Freight & Logistics - 1.9%
DSV A/S	9,600	1,124,616
Expeditors International of Washington, Inc.	2,095	185,009
FedEx Corp.	29,300	4,350,171
United Parcel Service, Inc. Class B (d)	163,772	26,455,729
		32,115,525
Airlines - 0.0%
Copa Holdings SA Class A (b)	7,200	482,472
Building Products - 0.4%
A.O. Smith Corp.	26,500	1,287,370
Johnson Controls International PLC	111,600	5,492,952
		6,780,322
Commercial Services & Supplies - 0.5%
GFL Environmental, Inc.	260,500	6,583,455
Healthcare Services Group, Inc.	166,300	2,010,567
Ritchie Bros. Auctioneers, Inc.	4,000	249,929
		8,843,951
Electrical Equipment - 1.1%
Acuity Brands, Inc.	35,500	5,590,185
Hubbell, Inc. Class B	33,179	7,398,917
Regal Rexnord Corp.	5,400	757,944
Rockwell Automation, Inc.	5,100	1,097,061
Vertiv Holdings Co.	392,200	3,812,184
		18,656,291
Industrial Conglomerates - 4.4%
3M Co.	25,400	2,806,700
General Electric Co.	1,164,631	72,102,305
		74,909,005
Machinery - 1.8%
Allison Transmission Holdings, Inc.	74,000	2,498,240
Caterpillar, Inc.	9,800	1,607,984
Cummins, Inc.	14,000	2,849,140
Donaldson Co., Inc.	155,200	7,606,352
Epiroc AB (A Shares)	8,400	120,166
Flowserve Corp.	85,300	2,072,790
Fortive Corp.	67,400	3,929,420
Kardex AG	1,700	225,386
Nordson Corp.	24,500	5,200,615
Otis Worldwide Corp.	22,643	1,444,623
Stanley Black & Decker, Inc.	13,100	985,251
Westinghouse Air Brake Tech Co.	32,121	2,613,043
		31,153,010
Professional Services - 0.5%
Equifax, Inc.	15,000	2,571,450
RELX PLC (London Stock Exchange)	220,320	5,383,685
Robert Half International, Inc.	2,600	198,900
		8,154,035
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	190,438	9,318,131
Trading Companies & Distributors - 0.9%
Brenntag SE	19,000	1,148,588
Fastenal Co.	32,300	1,487,092
MSC Industrial Direct Co., Inc. Class A	4,400	320,364
Watsco, Inc. (c)	49,292	12,690,718
WESCO International, Inc. (b)	7,000	835,660
		16,482,422
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	12,500	1,297,245
TOTAL INDUSTRIALS		256,108,182
INFORMATION TECHNOLOGY - 18.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	26,300	4,104,904
IT Services - 4.1%
Amadeus IT Holding SA Class A (b)	142,700	6,615,949
DXC Technology Co. (b)	29,500	722,160
Edenred SA	160,500	7,394,356
Fidelity National Information Services, Inc.	115,200	8,705,664
Genpact Ltd.	131,700	5,764,509
Global Payments, Inc.	31,100	3,360,355
IBM Corp.	49,700	5,904,857
MasterCard, Inc. Class A	8,500	2,416,890
Unisys Corp. (b)	210,696	1,590,755
Visa, Inc. Class A	160,376	28,490,796
		70,966,291
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	38,100	5,308,854
Applied Materials, Inc.	38,900	3,187,077
Intel Corp.	169,900	4,378,323
Lam Research Corp.	8,600	3,147,600
Marvell Technology, Inc.	128,900	5,531,099
NVIDIA Corp.	10,100	1,226,039
NXP Semiconductors NV	52,000	7,670,520
Qualcomm, Inc.	183,761	20,761,318
Teradyne, Inc.	19,800	1,487,970
		52,698,800
Software - 7.4%
Intuit, Inc.	15,100	5,848,532
Microsoft Corp.	451,518	105,158,542
Open Text Corp.	42,600	1,125,946
SAP SE sponsored ADR	144,800	11,765,000
Temenos Group AG	29,740	2,004,980
		125,903,000
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc. (d)	416,032	57,495,622
FUJIFILM Holdings Corp.	16,300	744,329
Samsung Electronics Co. Ltd.	41,980	1,529,374
		59,769,325
TOTAL INFORMATION TECHNOLOGY		313,442,320
MATERIALS - 2.3%
Chemicals - 0.6%
DuPont de Nemours, Inc.	176,400	8,890,560
PPG Industries, Inc.	14,400	1,593,936
		10,484,496
Metals & Mining - 1.7%
First Quantum Minerals Ltd.	401,800	6,821,016
Freeport-McMoRan, Inc.	490,700	13,410,831
Glencore PLC	1,534,100	8,061,722
		28,293,569
TOTAL MATERIALS		38,778,065
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	35,300	7,578,910
Equinix, Inc.	200	113,768
Public Storage	700	204,967
Simon Property Group, Inc.	101,800	9,136,550
		17,034,195
UTILITIES - 1.5%
Electric Utilities - 1.3%
Constellation Energy Corp.	12,333	1,025,982
Duke Energy Corp.	30,000	2,790,600
Entergy Corp.	32,900	3,310,727
Exelon Corp.	37,000	1,386,020
NextEra Energy, Inc.	7,800	611,598
PG&E Corp. (b)	274,400	3,430,000
Southern Co.	155,500	10,574,000
		23,128,927
Multi-Utilities - 0.2%
Sempra Energy	17,900	2,683,926
TOTAL UTILITIES		25,812,853
TOTAL COMMON STOCKS (Cost $1,228,194,817)		1,628,962,784

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	40,000	1,866,800
Boston Scientific Corp. Series A, 5.50%	23,900	2,446,165
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,390,000)		4,312,965

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (a) (Cost $975,372)	1,373,000	919,910

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	81,552,011	81,568,322
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	10,857,175	10,858,260
TOTAL MONEY MARKET FUNDS (Cost $92,426,582)		92,426,582

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,325,986,771)	1,726,622,241
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(13,188,962)
NET ASSETS - 100.0%	1,713,433,279

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Apple, Inc.	Chicago Board Options Exchange	206	2,846,920	190.00	10/21/22	(309)
Bank of America Corp.	Chicago Board Options Exchange	1,591	4,804,820	40.00	10/21/22	(2,387)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	487	3,462,083	80.00	11/18/22	(11,932)
Cardinal Health, Inc.	Chicago Board Options Exchange	188	1,253,584	77.00	12/16/22	(13,160)
Hess Corp.	Chicago Board Options Exchange	299	3,258,801	130.00	10/21/22	(14,203)
United Parcel Service, Inc.	Chicago Board Options Exchange	150	2,423,100	220.00	10/21/22	(750)

TOTAL WRITTEN OPTIONS						(42,741)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,014,370 or 0.4% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $18,049,308.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	17,754,902	208,665,015	144,851,595	535,194	-	-	81,568,322	0.2%
Fidelity Securities Lending Cash Central Fund 3.10%	312,435	192,804,036	182,258,211	19,293	-	-	10,858,260	0.0%
Total	18,067,337	401,469,051	327,109,806	554,487	-	-	92,426,582

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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